Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated fair values of the liabilities measured on a recurring basis

At December 31, 2013, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at December 31, 2013
Balance at December 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
$129,400	—	—	$129,400

Fair Value Measurements at December 31, 2012
Balance at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
$24,500	—	—	$24,500

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the twelve months ended December 31, 2013:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning Balance at December 31, 2011	$—
Issuances	24,500

Ending Balance at December 31, 2012	$24,500

Issuances	28,300
Adjustments to estimated fair value	76,600

Ending Balance at December 31, 2013	$129,400